UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Edgemoor Investment Advisors, Inc.

Address:   7250 Woodmont Avenue
           Suite 315
           Bethesda, MD  20814


Form 13F File Number: 28-11064


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Paul P. Meehan
Title:  Compliance Officer
Phone:  301-543-8881

Signature,  Place,  and  Date  of  Signing:

/s/ Paul P. Meehan                 Bethesda, MD                       5/7/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:             134

Form 13F Information Table Value Total:  $      467,277
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

               COLUMN 1                    COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
--------------------------------------- -------------- --------- -------- ----------------- ---------- -------- --------------------
                                                                  VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
            NAME OF ISSUER              TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED  NONE
--------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ------
3M Co.                                  COM            88579Y101    10694   119869 SH       SOLE                119869      0      0
AES Trust III                           PFD            00808N202     1910    38256 SH       SOLE                 38256      0      0
AGL Resources                           COM            001204106      805    20523 SH       SOLE                 20523
AT&T Inc.                               COM            00206r102      372    11905 SH       SOLE                 11905      0      0
Amer Electric Power Co.                 COM            025537101     1549    40143 SH       SOLE                 40143
American Express Co.                    COM            025816109    13491   233165 SH       SOLE                233165
Annaly Mortgage Management              COM            035710409     5517   348714 SH       SOLE                348714
Apache Corporation Convertible          PFD            037411808     1959    35250 SH       SOLE                 35250
Apartment Invest. & Mgt. Pfd. Y         PFD            03748R796      260    10300 SH       SOLE                 10300
Apple Computer Inc.                     COM            037833100     9081    15146 SH       SOLE                 15146      0      0
Ares Capital Corporation                COM            04010L103     5119   313105 SH       SOLE                313105
Atlantic Power Corp.                    COM            04878Q863     3686   266363 SH       SOLE                266363      0      0
Atmos Energy Corp.                      COM            049560105     1761    55984 SH       SOLE                 55984
Automatic Data Process.                 COM            053015103    13548   245475 SH       SOLE                245475      0      0
BB&T Cap Trust VI Pfd Sec               PFD            05531B201      573    21800 SH       SOLE                 21800
BCE Inc.                                COM            05534B760      757    18906 SH       SOLE                 18906
Bank of America Corp. Preferred L       PFD            060505682     3405     3478 SH       SOLE                  3478      0      0
Bank of America Prefered I              PFD            060505740     1134    45786 SH       SOLE                 45786
Bank of New York                        COM            064058100      392    16248 SH       SOLE                 16248
Becton Dickinson Co                     COM            075887109     7400    95300 SH       SOLE                 95300      0      0
Berkshire Hathaway Inc. - A             COM            084670108      244        2 SH       SOLE                     2      0      0
Berkshire Hathaway Inc. - B             COM            084670702    15292   188436 SH       SOLE                188436
Biomed Realty Tr PFD A                  PFD            09063H206     3409   135565 SH       SOLE                135565
Black Rock Build America Bond Trust     COM            09248X100     3140   146373 SH       SOLE                146373      0      0
Boardwalk Pipeline Partners, LP         COM            096627104      258     9750 SH       SOLE                  9750      0      0
Buckeye Partners LP                     COM            118230101     1342    21940 SH       SOLE                 21940
CSX Corp.                               COM            126408103      202     9384 SH       SOLE                  9384
Canadian Natural Resources Ltd.         COM            136385101     3961   119377 SH       SOLE                119377
CenterPoint Energy                      COM            15189T107      642    32548 SH       SOLE                 32548      0      0
Chevrontexaco Corp.                     COM            166764100     1029     9599 SH       SOLE                  9599
Cigna Corp.                             COM            125509109      436     8856 SH       SOLE                  8856
Cisco Systems Inc.                      COM            17275r102     8353   394942 SH       SOLE                394942
Coca Cola Company                       COM            191216100      252     3400 SH       SOLE                  3400      0      0
Comcast Corp. 6.6% Pfd.                 PFD            20030N507     1016    40160 SH       SOLE                 40160
Comcast Corp. 6.8% Pfd.                 PFD            20030N408      331    13153 SH       SOLE                 13153      0      0
Commonwealth Reit Preferred P           PFD            203233606     1523    60566 SH       SOLE                 60566
Compass Minerals International          COM            20451N101     4678    65207 SH       SOLE                 65207
ConocoPhillips                          COM            20825C104      697     9174 SH       SOLE                  9174
Constellation Energy Preferred A        PFD            210387205      233     8580 SH       SOLE                  8580
Corts Provident Trust 1 Pfd.            PFD            22080X203      510    18830 SH       SOLE                 18830
Cross Timbers Royalty Trust             COM            22757R109     1010    23940 SH       SOLE                 23940
Danaher Corp. Del                       COM            235851102      734    13110 SH       SOLE                 13110      0      0
Devon Energy Corp.                      COM            25179M103     8223   115625 SH       SOLE                115625      0      0
Diageo PLC ADR                          COM            25243Q205      359     3718 SH       SOLE                  3718
Dominion Resources Inc.                 COM            25746U109     3064    59832 SH       SOLE                 59832
Duke Energy Corp.                       COM            26441C105     2455   116831 SH       SOLE                116831
Eaton Vance Tax                         COM            27829F108      163    18250 SH       SOLE                 18250      0      0
Enbridge Energy Mgmt                    COM            29250X103     3091    97090 SH       SOLE                 97090      0      0
Enbridge Energy Ptrs. LP                COM            29250R106     1241    40064 SH       SOLE                 40064
Energy Transfer Equity L.P.             COM            29273V100      616    15285 SH       SOLE                 15285
Energy Transfer Partners                COM            29273R109     4522    96406 SH       SOLE                 96406
Enerplus Resources Fund                 COM            292766102     3014   134452 SH       SOLE                134452      0      0
Enterprise Products Pptns Lp            COM            293792107     2289    45349 SH       SOLE                 45349
Exelon Corp.                            COM            30161N101     9874   251814 SH       SOLE                251814      0      0
ExxonMobil Corp.                        COM            30231G102    15894   183261 SH       SOLE                183261      0      0
Felcor Lodging Trust Inc. Pfd. A        PFD            31430F200     1578    60945 SH       SOLE                 60945
Felcor Lodging Trust Inc. Pfd. C        PFD            31430F507     1274    50172 SH       SOLE                 50172      0      0
France Telecom ADS                      COM            35177q105     3903   262835 SH       SOLE                262835      0      0
General Dynamics Corp.                  COM            369550108     5080    69230 SH       SOLE                 69230      0      0
General Electric Co.                    COM            369604103    11518   573891 SH       SOLE                573891

                                                  FORM 13F INFORMATION TABLE

               COLUMN 1                    COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
--------------------------------------- -------------- --------- -------- ----------------- ---------- -------- --------------------
                                                                  VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
            NAME OF ISSUER              TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED  NONE
--------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ------
Gilead Sciences Inc.                    COM            375558103      237     4850 SH       SOLE                  4850      0      0
Google Inc. Cl A                        COM            38259p508     7577    11816 SH       SOLE                 11816      0      0
HSBC USA Inc. Series G Dep Shares       PFD            404288H88      723    33295 SH       SOLE                 33295      0      0
HSBC USA, Inc. Preferred D              PFD            40428H706     1520    62354 SH       SOLE                 62354      0      0
Health Care REIT Inc.                   COM            42217K106     1475    26830 SH       SOLE                 26830      0      0
Horsehead Holding Corp.                 COM            440694305      809    71000 SH       SOLE                 71000      0      0
Intel Corp.                             COM            458140100    11476   408175 SH       SOLE                408175      0      0
International Business Machines Corp.   COM            459200101      416     1992 SH       SOLE                  1992      0      0
Ishares Emerging Markets Fund           COM            464287234      445    10367 SH       SOLE                 10367      0      0
Ishares MSCI Japan Index Fund           COM            464286848     4564   448565 SH       SOLE                448565      0      0
Johnson & Johnson                       COM            478160104    13466   204150 SH       SOLE                204150      0      0
Johnson Controls Inc.                   COM            478366107     5033   154945 SH       SOLE                154945      0      0
Kinder Morgan Energy Ptrs.              COM            494550106     4312    52103 SH       SOLE                 52103      0      0
Kinder Morgan Mgmt.                     COM            49455U100     7658   102617 SH       SOLE                102617      0      0
Linn Energy, LLC                        COM            536020100      382    10000 SH       SOLE                 10000      0      0
Lowe's Companies Inc.                   COM            548661107    14779   470957 SH       SOLE                470957      0      0
MFA Mortgage Investments Pfd. A         PFD            55272X201      354    13800 SH       SOLE                 13800      0      0
Magellan Midstream Partners LP COM      COM            559080106      353     4880 SH       SOLE                  4880      0      0
Markel Corp.                            COM            570535104      401      894 SH       SOLE                   894      0      0
Methanex Corp.                          COM            59151K108     1003    30925 SH       SOLE                 30925      0      0
Microsoft Corp.                         COM            594918104    13269   411390 SH       SOLE                411390      0      0
National Grid PLC ADR                   COM            636274300     6445   127674 SH       SOLE                127674      0      0
Noble Corp.                             COM            H5833N103     4762   127093 SH       SOLE                127093      0      0
Novartis AG ADR                         COM            66987V109    13820   249411 SH       SOLE                249411      0      0
Nstar                                   COM            67019E107     1106    22753 SH       SOLE                 22753      0      0
Nustar Energy LP                        COM            67058H102     1377    23301 SH       SOLE                 23301      0      0
Nuveen Build America Bond Opportunity   COM            67074Q102      399    19017 SH       SOLE                 19017      0      0
Fund
Nuveen Floating Rate Income Fund        COM            67072T108     1076    90272 SH       SOLE                 90272      0      0
Oneok Inc.                              COM            682680103      530     6487 SH       SOLE                  6487      0      0
P S Business Parks, Inc. Deposit        PFD            69360J875      425    16840 SH       SOLE                 16840      0      0
PNC Financial Services Group            COM            693475105     7941   123132 SH       SOLE                123132      0      0
PPL Corp.                               COM            69351T106      546    19312 SH       SOLE                 19312      0      0
Penn West Energy Trust                  COM            707887105     1203    61468 SH       SOLE                 61468      0      0
Pepsico Inc.                            COM            713448108      496     7478 SH       SOLE                  7478      0      0
Pfizer Inc.                             COM            717081103    10076   444964 SH       SOLE                444964      0      0
Philip Morris International             COM            718172109      275     3108 SH       SOLE                  3108      0      0
Plains All American Pipeline Lp         COM            726503105      378     4817 SH       SOLE                  4817      0      0
Potomac Electric Pwr Co.                COM            713291102      460    24334 SH       SOLE                 24334      0      0
Procter & Gamble Co.                    COM            742718109    13711   204003 SH       SOLE                204003      0      0
Provident Energy Trust                  COM            74386V100     5007   417212 SH       SOLE                417212      0      0
Prudential Financial Inflation          PFD            744320409     1811    64569 SH       SOLE                 64569      0      0
Public Storage Dep                      PFD            74460D232      445    17773 SH       SOLE                 17773      0      0
RLJ Lodging Trust                       COM            749607107      218    11700 SH       SOLE                 11700      0      0
SPDR Barklays Capital High Yield Bond   COM            78464A417     1442    36630 SH       SOLE                 36630      0      0
Santander Finance Preferred A           PFD            80281R888     2287   128966 SH       SOLE                128966      0      0
Schlumberger Ltd.                       COM            806857108      250     3575 SH       SOLE                  3575      0      0
Spectra Energy                          COM            847560109     5128   162547 SH       SOLE                162547      0      0
Steel Dynamics, Inc.                    COM            858119100     3636   250076 SH       SOLE                250076      0      0
Sun Hydraulics Corp.                    COM            866942105      250     9548 SH       SOLE                  9548      0      0
Sunstone Hotel Investors Pfd. A         PFD            867892200     1048    42690 SH       SOLE                 42690      0      0
TC Pipelines LP                         COM            87233Q108      608    13515 SH       SOLE                 13515      0      0
Telefonica SA ADR                       COM            879382208     2141   130479 SH       SOLE                130479      0      0
Texas Instruments Inc.                  COM            882508104      330     9806 SH       SOLE                  9806      0      0
Thermo Fisher Scientific Inc.           COM            883556102     5140    91162 SH       SOLE                 91162      0      0
Tupperware Corp.                        COM            899896104     5465    86070 SH       SOLE                 86070      0      0
United Parcel Service - B               COM            911312106     9716   120363 SH       SOLE                120363      0      0
Unumprovident Corp.                     COM            91529Y106      443    18100 SH       SOLE                 18100      0      0
Vanguard Emerging Markets Stock ETF     COM            922042858      225     5167 SH       SOLE                  5167      0      0
Verizon Communications                  COM            92343v104     3987   104290 SH       SOLE                104290      0      0

                                                  FORM 13F INFORMATION TABLE

               COLUMN 1                    COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
--------------------------------------- -------------- --------- -------- ----------------- ---------- -------- --------------------
                                                                  VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
            NAME OF ISSUER              TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED  NONE
--------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ------
Virginia Commerce Banccorp Inc.         COM            92778Q109      382    43505 SH       SOLE                 43505      0      0
Vodaphone Group ADR                     COM            92857W209     2768   100043 SH       SOLE                100043      0      0
Wal-Mart Stores Inc.                    COM            931142103     8287   135408 SH       SOLE                135408      0      0
Walgreen Company                        COM            931422109      284     8474 SH       SOLE                  8474      0      0
Wellpoint Inc.                          COM            94973V107    10913   147875 SH       SOLE                147875      0      0
Wells Fargo & Co.                       COM            949746101      414    12119 SH       SOLE                 12119      0      0
Wells Fargo & Co. Pfd A                 PFD            949746804     4899     4387 SH       SOLE                  4387      0      0
Westar Energy Inc.                      COM            95709T100     2426    86855 SH       SOLE                 86855      0      0
Wisdom Tree Asia-Pacific ex-Japan Fund  COM            97717W828      325     5075 SH       SOLE                  5075      0      0
Wisdom Tree Small Cap                   COM            97717W562     5926   104351 SH       SOLE                104351      0      0
WisdomTree Emerging Markets             COM            97717W315    12588   218500 SH       SOLE                218500      0      0
WisdomTree International Large-Cap Div  COM            97717W794      207     4795 SH       SOLE                  4795      0      0
Xcel Energy Inc.                        COM            98389B100     1686    63680 SH       SOLE                 63680      0      0
iShares Barclay 1-3 Year Credit Bond    COM            464288646      240     2280 SH       SOLE                  2280      0      0
iShares Tr Lehman Aggregate Bd Fd       COM            464287226      220     2000 SH       SOLE                  2000      0      0


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